Deferred Income Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current:
Notes and accounts receivable	$ 142	$ 1,128
Stock-based compensation	679	473
Allowance for sales return	123	222
Inventory reserve	544	686
Foreign currency translation	312	1,063
Investment tax credits	0	1,126
Others	561	523
Valuation allowance	(1,083)	(2,852)
Deferred Tax Assets, Net of Valuation Allowance, Current	1,278	2,369
Non-current:
Inventory reserve	590	691
Property and equipment	651	753
Investment tax credits	7,011	5,862
Net operating loss carryforwards	8,540	6,248
Others	(885)	(401)
Valuation allowance	(15,193)	(12,349)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 714	$ 804